Quarterly Holdings Report
for
Fidelity Freedom® 2005 Fund
June 30, 2022
F05-NPRT1-0822
1.818352.117
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 0.81% to 1.75% 7/21/22 to 9/29/22 (b) (Cost $837,647)	840,000	837,415

Domestic Equity Funds - 8.6%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	265,291	2,361,089
Fidelity Series Blue Chip Growth Fund (c)	459,713	4,840,780
Fidelity Series Commodity Strategy Fund (c)	2,456,720	11,865,958
Fidelity Series Growth Company Fund (c)	757,772	10,411,790
Fidelity Series Intrinsic Opportunities Fund (c)	419,592	7,389,007
Fidelity Series Large Cap Stock Fund (c)	607,764	9,949,102
Fidelity Series Large Cap Value Index Fund (c)	253,905	3,422,640
Fidelity Series Opportunistic Insights Fund (c)	395,836	5,795,043
Fidelity Series Small Cap Discovery Fund (c)	111,812	1,113,645
Fidelity Series Stock Selector Large Cap Value Fund (c)	643,487	7,676,800
Fidelity Series Value Discovery Fund (c)	404,104	5,891,843
TOTAL DOMESTIC EQUITY FUNDS (Cost $57,880,522)		70,717,697

International Equity Funds - 14.3%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	551,160	7,352,477
Fidelity Series Emerging Markets Fund (c)	640,583	5,278,401
Fidelity Series Emerging Markets Opportunities Fund (c)	2,930,670	47,945,760
Fidelity Series International Growth Fund (c)	1,262,388	17,660,809
Fidelity Series International Small Cap Fund (c)	311,720	4,675,800
Fidelity Series International Value Fund (c)	1,816,314	17,418,451
Fidelity Series Overseas Fund (c)	1,687,747	17,636,957
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $110,072,249)		117,968,655

Bond Funds - 67.0%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	15,470,814	153,315,769
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	715,686	6,154,899
Fidelity Series Emerging Markets Debt Fund (c)	576,825	4,199,284
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	164,929	1,368,907
Fidelity Series Floating Rate High Income Fund (c)	94,276	816,432
Fidelity Series High Income Fund (c)	535,836	4,324,194
Fidelity Series International Credit Fund (c)	63,446	525,332
Fidelity Series International Developed Markets Bond Index Fund (c)	3,695,388	32,630,276
Fidelity Series Investment Grade Bond Fund (c)	30,755,271	316,164,190
Fidelity Series Long-Term Treasury Bond Index Fund (c)	4,716,370	31,411,024
Fidelity Series Real Estate Income Fund (c)	248,038	2,567,190
TOTAL BOND FUNDS (Cost $600,473,410)		553,477,497

Short-Term Funds - 9.5%
	Shares	Value ($)
Fidelity Cash Central Fund 1.58% (d)	631,127	631,253
Fidelity Series Government Money Market Fund 1.18% (c)(e)	62,512,146	62,512,146
Fidelity Series Short-Term Credit Fund (c)	1,623,880	15,621,727
TOTAL SHORT-TERM FUNDS (Cost $79,277,473)		78,765,126

TOTAL INVESTMENT IN SECURITIES - 99.5% (Cost $848,541,301)	821,766,390
NET OTHER ASSETS (LIABILITIES) - 0.5%	3,719,175
NET ASSETS - 100.0%	825,485,565

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	31	Sep 2022	2,877,730	28,625	28,625
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	49	Sep 2022	2,456,615	(788)	(788)

TOTAL EQUITY INDEX CONTRACTS					27,837

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	140	Sep 2022	16,594,375	(28,931)	(28,931)

TOTAL PURCHASED					(1,094)

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	17	Sep 2022	3,221,075	(30,234)	(30,234)

TOTAL FUTURES CONTRACTS					(31,328)
The notional amount of futures purchased as a percentage of Net Assets is 2.6%
The notional amount of futures sold as a percentage of Net Assets is 0.4%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $837,415.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 1.58%	363,706	2,174,572	1,907,025	1,439	-	-	631,253	0.0%
Total	363,706	2,174,572	1,907,025	1,439	-	-	631,253

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	135,536,804	29,780,159	10,071,581	-	(90,830)	(1,838,783)	153,315,769
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6,690,790	6,894,892	6,692,687	-	(436,954)	(301,142)	6,154,899
Fidelity Series All-Sector Equity Fund	2,915,792	85,087	137,553	-	(20,373)	(481,864)	2,361,089
Fidelity Series Blue Chip Growth Fund	4,789,252	1,655,114	219,750	-	(22,135)	(1,361,701)	4,840,780
Fidelity Series Canada Fund	8,837,313	200,862	472,419	-	6,618	(1,219,897)	7,352,477
Fidelity Series Commodity Strategy Fund	13,741,976	691,069	1,988,903	-	356,778	(934,962)	11,865,958
Fidelity Series Emerging Markets Debt Fund	4,719,375	277,255	255,143	56,742	(61,655)	(480,548)	4,199,284
Fidelity Series Emerging Markets Debt Local Currency Fund	1,568,618	6,525	84,789	-	(15,350)	(106,097)	1,368,907
Fidelity Series Emerging Markets Fund	5,896,823	355,944	312,303	-	(25,327)	(636,736)	5,278,401
Fidelity Series Emerging Markets Opportunities Fund	53,126,445	3,549,932	2,806,914	-	(231,675)	(5,692,028)	47,945,760
Fidelity Series Floating Rate High Income Fund	940,974	13,754	87,588	9,916	(8,618)	(42,090)	816,432
Fidelity Series Government Money Market Fund 1.18%	87,525,442	417,504	25,430,800	120,927	-	-	62,512,146
Fidelity Series Growth Company Fund	11,934,245	2,030,747	514,813	-	(19,227)	(3,019,162)	10,411,790
Fidelity Series High Income Fund	5,573,379	87,382	754,337	68,039	(55,294)	(526,936)	4,324,194
Fidelity Series Inflation-Protected Bond Index Fund	17,694,190	105,393	17,480,525	87,571	453,771	(772,829)	-
Fidelity Series International Credit Fund	583,824	3,657	-	3,657	-	(62,149)	525,332
Fidelity Series International Developed Markets Bond Index Fund	28,580,774	7,433,012	1,723,574	17,190	(45,174)	(1,614,762)	32,630,276
Fidelity Series International Growth Fund	20,171,385	1,732,443	1,049,740	-	(167,974)	(3,025,305)	17,660,809
Fidelity Series International Small Cap Fund	5,530,790	330,114	297,444	-	(78,129)	(809,531)	4,675,800
Fidelity Series International Value Fund	20,376,457	1,232,650	1,636,189	-	(89,372)	(2,465,095)	17,418,451
Fidelity Series Intrinsic Opportunities Fund	11,613,800	40,663	3,323,664	-	1,432,598	(2,374,390)	7,389,007
Fidelity Series Investment Grade Bond Fund	359,246,365	3,831,152	26,534,920	2,188,835	(2,132,805)	(18,245,602)	316,164,190
Fidelity Series Large Cap Stock Fund	10,613,894	1,340,102	501,948	-	11,459	(1,514,405)	9,949,102
Fidelity Series Large Cap Value Index Fund	3,994,232	104,343	198,183	-	50,212	(527,964)	3,422,640
Fidelity Series Long-Term Treasury Bond Index Fund	34,621,461	2,953,199	1,769,260	198,264	(112,492)	(4,281,884)	31,411,024
Fidelity Series Opportunistic Insights Fund	6,113,361	1,216,300	277,758	-	(18,231)	(1,238,629)	5,795,043
Fidelity Series Overseas Fund	20,284,401	1,932,852	1,049,740	-	(158,577)	(3,371,979)	17,636,957
Fidelity Series Real Estate Income Fund	3,394,488	52,258	600,887	41,684	40,963	(319,632)	2,567,190
Fidelity Series Short-Term Credit Fund	21,922,817	147,942	6,192,842	71,513	(205,037)	(51,153)	15,621,727
Fidelity Series Small Cap Discovery Fund	1,316,515	197,247	64,352	142,009	8,712	(344,477)	1,113,645
Fidelity Series Small Cap Opportunities Fund	4,319,120	173,498	212,533	-	(31,387)	(687,876)	3,560,822
Fidelity Series Stock Selector Large Cap Value Fund	8,939,336	285,956	506,316	-	38,460	(1,080,636)	7,676,800
Fidelity Series Value Discovery Fund	6,800,190	81,559	403,194	-	121,070	(707,782)	5,891,843
	929,914,628	69,240,566	113,652,649	3,006,347	(1,505,975)	(60,138,026)	823,858,544

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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